Subsequent Events - Schedule of Repayments on Bank Borrowings (Details) - 12 months ended Dec. 31, 2024 - Repayments on bank borrowings [Member]	USD ($)	CNY (¥)
Debt Instrument [Line Items]
Repayments on bank borrowings amount	$ 5,068,979	¥ 37,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member] | Huadong [Member]
Debt Instrument [Line Items]
Rate	3.30%	3.30%
Repayment Date	Jan. 14, 2025	Jan. 14, 2025
Collateral/Security	Yada, Yongjun Liu	Yada, Yongjun Liu
Repayments on bank borrowings amount	$ 684,997	¥ 5,000,000
Bank of Communications One [Member] | Huadong [Member]
Debt Instrument [Line Items]
Rate	2.55%	2.55%
Repayment Date	Jan. 14, 2025	Jan. 14, 2025
Collateral/Security	N/A	N/A
Repayments on bank borrowings amount	$ 1,232,995	¥ 9,000,000
Bank of Communications Two [Member] | Huadong [Member]
Debt Instrument [Line Items]
Rate	2.65%	2.65%
Repayment Date	Mar. 26, 2025	Mar. 26, 2025
Collateral/Security	N/A	N/A
Repayments on bank borrowings amount	$ 1,232,995	¥ 9,000,000
Bank of China [Member] | Huadong [Member]
Debt Instrument [Line Items]
Rate	2.40%	2.40%
Repayment Date	Mar. 03, 2025	Mar. 03, 2025
Collateral/Security	Yongjun Liu, Yin Liu	Yongjun Liu, Yin Liu
Repayments on bank borrowings amount	$ 684,997	¥ 5,000,000
Industrial and Commercial Bank of China [Member] | Yada [Member]
Debt Instrument [Line Items]
Rate	3.45%	3.45%
Repayment Date	Feb. 21, 2025	Feb. 21, 2025
Collateral/Security	Properties of Yada	Properties of Yada
Repayments on bank borrowings amount	$ 1,232,995	¥ 9,000,000